9800 Fredericksburg Road

San Antonio, Texas 78288

March 9, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	USAA Mutual Funds Trust (File No. 811-_____) – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of USAA Mutual Funds Trust (the Trust), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the 1933 Act), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the Registration Statement). The Registration Statement includes a Notice of Special Meeting of Shareholders of the Trust, including the First Start Growth Fund (the Fund), a series of the Trust, a Combined Proxy Statement and Prospectus, a Statement of Additional Information and a Form of Proxy relating to the special meeting of shareholders of the Trust scheduled to be held on May 15, 2018, (the Meeting). The Meeting is being held with respect to the Fund to request shareholder approval of the reorganization of the Fund into the Cornerstone Moderately Aggressive Fund, a separate series of the Trust.

Pursuant to Rule 488 under the 1933 Act, this Registration Statement will become effective 30 days after today.

If you have any questions with respect to the enclosed, please contact me at (210) 282-4960.

Sincerely,

/s/ Kristen Millan

Kristen Millan

Assistant Secretary

USAA Mutual Funds Trust

Enclosures